FAIR VALUE MEASUREMENTS (Schedule Of Changes In Level 3 Instruments Measured On A Recurring Basis Using Significant Unobservable Inputs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Balance at beginning of year	$ 12,431	$ 6,864
Fair value of Exchange Option within the proceeds under the mAb Funding Agreement		4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	(269)	811
Issuance of shares in respect to Termination and Equity Conversion Agreement	(12,162)
Balance at end of year		12,431
Researhc and development component	$ 421	$ 758